Shareholder Report, Average Annual Return (Details)			8 Months Ended	11 Months Ended
	Mar. 20, 2024	Dec. 20, 2023	Nov. 30, 2024	Nov. 30, 2024
C000248559
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bancreek International Large Cap ETF
C000247101
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bancreek U.S. Large Cap ETF
Without Sales Load [Member] | C000248559
Average Annual Return [Line Items]
Average Annual Return, Percent			6.05%
Without Sales Load [Member] | C000247101
Average Annual Return [Line Items]
Average Annual Return, Percent				31.69%
MSCI WORLD ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Average Annual Return, Percent			3.08%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				30.05%